Deconsolidation of subsidiary - Net assets (liabilities) (Details) - USD ($)	Feb. 28, 2026	Aug. 31, 2025
Deconsolidation of subsidiary
Current assets	$ 45,494,445	$ 58,973,029
Right of use assets	9,305,501	7,070,321
Property, plant and equipment	2,980,399	3,307,055
Other assets	141,587	81,655
Current liabilities	(35,527,708)	(49,695,231)
Lease liabilities	$ (7,035,097)	$ (5,338,738)